Contingencies and Commitments (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of commitments and contingent liabilities [Abstract]
Capital commitments	$ 125,765,480	$ 128,883,425	$ 131,730,922
Explanation about the presentation of significant legal proceedings	all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000.
Legal proceedings provision	$ 1,300,695	$ 1,248,243